WARRANT LIABILITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Outstanding and exercisable underlying shares, Beginning	4,635,274
Outstanding and exercisable underlying shares, Ending	3,602,215	4,635,274
Warrant [Member]
Outstanding and exercisable underlying shares, Beginning	4,635,274	1,033,059
Warrants Issued, underlying shares		3,602,215
Warrants Expired, underlying shares	(1,033,059)
Outstanding and exercisable underlying shares, Ending	3,602,215	4,635,274
Outstanding and exercisable Weighted Average Exercise Price, Beginning	$ 2.19	$ 2.87
Warrants Issued, Weighted Average Exercise Price		1.99
Warrants Expired, Weighted Average Exercise Price	2.87
Outstanding and exercisable Weighted Average Exercise Price, Ending	$ 1.99	$ 2.19